PROVISIONS, CONTINGENCIES AND COMMITMENTS - Operating Lease and Other - Narrative (Details) t in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) t	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments recognised as expense	$ 542,000,000	$ 521,000,000	$ 538,000,000
Non-cancellable operating leases	1,311,000,000	1,312,000,000
Contractual commitments to sell	286,000,000	$ 366,000,000
ArcelorMittal Atlantique et Lorraine S.A.S.
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitments	3,000,000
ArcelorMittal Belgium N.V.
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitments	0
ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitments	212,000,000
ArcelorMittal Mexico S.A. de C.V.
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitments	520,000,000
Total amount of investment program	$ 1,000,000,000
Investment program, term	3 years
Construction capacity (in tonnes) | t	2.5
Property, plant and equipment
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancellable operating leases	$ 843,000,000
Buildings
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancellable operating leases	233,000,000
Land
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancellable operating leases	187,000,000
Other property, plant and equipment
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancellable operating leases	$ 48,000,000